Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Deposits	$ 2,248	$ 2,202
Prepayments	266	417
VAT receivable	379	372
Others	214	64
Other assets, Current	3,107	3,055
Non-current
Prepayment for acquisition of fixed assets	0	122
Rental deposits	284	249
Other assets, Non-current	$ 284	$ 371